BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Ensysce Biosciences, Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
BASIS OF PRESENTATION

NOTE 2 - BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Ensysce Biosciences, Inc. and its subsidiaries. All intercompany balances and transactions have been eliminated in the consolidation.

Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company has not generated any product revenue and has not achieved profitable operations and is not expected to do so in 2021. The Company has experienced net losses since inception, had net cash outflows used in operating activities of $1.2 million for the year ended December 31, 2020, and had a working capital deficit of $6.7 million and an accumulated deficit of $56.0 million at December 31, 2020. There is no assurance that profitable operations will ever be achieved, and, if achieved, could be sustained on a continuing basis. Product development activities, clinical and pre-clinical testing, and commercialization of the Company’s product candidates are necessary to develop the Company’s products and will require significant additional financing. Cash on hand as of March 2021 is not expected to be sufficient to meet the cash flow needs to continue these product development activities throughout 2021 without additional capital. Management estimates additional funding will be required over the next 12 months to continue development of drug candidates. There can be no assurance the Company will be able to obtain such funds. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In December 2020, the Company executed a share subscription facility with an investment group. Under the agreement, the investor agreed to provide the Company with a share subscription facility of up to $60.0 million for a 36-month term following the public listing of the Company’s common stock. The Company will control the timing and maximum amount of drawdown under this facility and has no minimum drawdown obligation. The investor will pay, in cash, a per-share amount equal to 90% of the average daily closing price of the Company’s stock during the 30 consecutive trading days prior to the issuance of a draw notice, which shall not exceed 400% of the average trading volume for the 30 trading days immediately preceding the draw down date. Concurrent with a public listing of the Company’s shares, the Company will issue warrants to the investor to purchase outstanding common stock of Ensysce. The number of warrants issued will be equal to 4% of the common shares outstanding on a fully diluted basis as of the public listing date. The Company must pay a commitment fee to the investor of $1.2 million with $800,000 due on the first anniversary of the public listing date and $400,000 due on the 18-month anniversary of the public listing date. The commitment fee can be paid from the proceeds of a draw against the facility or in freely tradable common stock of the Company. Additionally, in January 2021, the Company executed a definitive merger agreement with Leisure Acquisition Corp, a special purpose acquisition company (“SPAC”) to effect a public listing of its stock. The agreement with the SPAC has not resulted in the Company’s shares being publicly listed; the consummation of the merger is contingent on customary regulatory filings and shareholder approval. Refer to Note 12 for additional details.

While the Company believes that, with adequate financial resources, it will be able to ultimately generate revenues from products and services, and further develop and launch its product portfolio, the Company’s current cash position is not sufficient to support its plans. While the Company believes in the viability of its strategy to ultimately realize revenues and in its ability to raise additional funds, management cannot be certain that additional funding will be available on acceptable terms, or at all. The Company’s ability to continue as a going concern is dependent upon its ability to obtain adequate financing beyond the limited funding it has received during the year ended December 31, 2020, primarily from a related party, and achieve profitable operations. As a result, these plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern for a period of 12 months following the date these financial statements were issued.

The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.